Consolidated Statements of Comprehensive Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation	$ 4,698,953	$ 3,035,122	$ 802,725
Net unrealized loss on available-for-sale securities, Net tax effects			5,728
Reclassification adjustment of available-for-sale securities, Net tax effects
General and Administrative Expense [Member]
Share-based compensation	4,533,562	2,985,112	765,937
Research and Development Expense [Member]
Share-based compensation	52,099	39,574	12,017
Selling and Marketing Expense [Member]
Share-based compensation	$ 113,292	$ 10,436	$ 24,771